Abacus FCF ETF Trust
c/o U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

November 28, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:    Abacus FCF ETF Trust (the “Trust”)
    File Nos. 333-198603 and 811-22995
    Abacus FCF International Leaders ETF (S000056835)
Abacus FCF Leaders ETF (S000054995)
Abacus FCF Small Cap Leaders ETF (S000085700)
Abacus FCF Innovation Leaders ETF (S000069939)
Abacus Flexible Bond Leaders ETF (S000069940)
Abacus FCF Real Assets Leaders ETF (S000074479)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from those contained in the most recent amendment for the Trust dated November 28, 2025, and filed electronically as Post-Effective Amendment No. 89 to the Trust’s Registration Statement on Form N-1A on November 26, 2025 (Accession No. 0000894189-25-015932).

If you have any questions or require further information, please contact me at (480) 964-6008.

Very truly yours,

/s/ Ryan Charles
Ryan Charles
For U.S. Bancorp Fund Services, LLC

Enclosure